Balances and Transactions with Interested and Related Parties - Schedule of Transactions with Interested and Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balances and Transactions with Interested and Related Parties - Schedule of Transactions with Interested and Related Parties (Details) [Line Items]
General and administrative expenses	$ 1,693	$ 1,537
Total	1,693	1,537
Controlling shareholder [Member]
Balances and Transactions with Interested and Related Parties - Schedule of Transactions with Interested and Related Parties (Details) [Line Items]
General and administrative expenses		141
Total		141
Key management personnel [Member]
Balances and Transactions with Interested and Related Parties - Schedule of Transactions with Interested and Related Parties (Details) [Line Items]
General and administrative expenses	1,068	829
Total	1,068	829
Other interested and related parties [Member]
Balances and Transactions with Interested and Related Parties - Schedule of Transactions with Interested and Related Parties (Details) [Line Items]
General and administrative expenses	625	566
Total	$ 625	$ 566